POST-EMPLOYMENT BENEFITS - Rollforward of the fair value of plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Pension Benefits
Effective asset return in the year	R$ 2,882,650	R$ 2,777,878
Plan assets | Defined benefit pension plan
Defined Pension Benefits
Fair value of assets at the beginning of the year	23,153,018	22,025,946
Subsidiaries held for sale	(266,176)	(311,680)
Benefits paid in the year	(1,956,093)	(1,821,537)
Participant contributions disbursed during the year	41,170	153,884
Employee contributions disbursed during the year	294,978	328,526
Expected return on assets in the year	2,145,641	2,334,352
Gain on plan assets (excluding interest income)	737,008	443,525
Fair value of assets at the end of the year	24,149,547	23,153,018
Effective asset return in the year	R$ 2,882,650	R$ 2,777,878